General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General [Abstract]
Current loss	$ (696)	$ (2,326)
Accumulated loss	$ (20,969)		$ (20,273)